NOTE 2 (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended							92 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2013
Details
REVENUES
Net loss	982,790	489,305	2,139,679	1,671,998	1,956,872	1,310,934	2,284,393	2,119,059	730,743	1,695,766	526,833	10,668,408
Deficit accumulated during the development stage	12,808,087		12,808,087		10,668,408	8,711,536						10,668,408
Net loss	$ (982,790)	$ (489,305)	$ (2,139,679)	$ (1,671,998)	$ (1,956,872)	$ (1,310,934)	$ (2,284,393)	$ (2,119,059)	$ (730,743)	$ (1,695,766)	$ (526,833)	$ (10,668,408)